UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net Loss Including Noncontrolling Interests	$ (32,139)	$ (164,049)	$ (130,762)	$ (173,562)
Other Comprehensive Income:
Other comprehensive income (loss)	7,035	0	22,827	0
Comprehensive Loss Including Noncontrolling Interests	(25,104)	(164,049)	(107,935)	(173,562)
Less: Comprehensive income (loss) attributable to noncontrolling interests	2,971	0	(18,343)	0
Comprehensive Loss Attributable to Pagaya Technologies Ltd.	$ (28,075)	$ (164,049)	$ (89,592)	$ (173,562)